SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 96.8%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2024	$2,500,000	$ 2,504,652
	Apple Valley Public Financing Authority (Insured: BAM), Series A, 4.00% due 6/1/2028	460,000	487,430
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	5,600,000	5,565,381
[a]	Series E, 4.28% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	988,741
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series A, 5.00% due 8/15/2033	1,000,000	1,068,386
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2033	770,000	803,595
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,000,000	4,481,928
	California (Providence St. Joseph Health Obligated Group) HFFA,
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	300,000	317,979
[a]	Series B-2, 4.00% due 10/1/2036 (put 10/1/2024)	930,000	932,694
	California (St. Joseph Health System) HFFA, Series A, 5.00% due 7/1/2024	1,000,000	1,000,765
	California (Stanford Health Care Obligated Group) HFFA,
	Series A,
[a]	3.00% due 8/15/2054 (put 8/15/2025)	3,000,000	3,006,909
	5.00% due 8/15/2033	1,500,000	1,828,921
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	5,000,000	5,285,195
[a]	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.), Series G, 5.25% due 11/1/2054	3,000,000	3,249,426
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A, 4.00% due 10/1/2052 (put 12/1/2027)	2,440,000	2,465,576
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	500,000	529,714
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,500,000	4,549,666
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,558,740
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	415,223
[a]	California Housing Finance Agency, Series A-2, 3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,511,587
[a]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,500,000	3,628,303
[a,b]	California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) AMT, Series A, 3.65% due 1/1/2050 (put 1/31/2024)	860,000	859,057
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	925,000	928,792
	California Municipal Finance Authority (Aldersly; Insured: California Mtg Insurance),
	Series B,
	3.75% due 11/15/2028	2,990,000	3,009,172
	4.00% due 11/15/2028	595,000	599,427
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.; Insured: California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	227,270
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2024 - 10/1/2027	1,470,000	1,507,553
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond), 5.00% due 5/15/2024 - 5/15/2029	1,845,000	1,945,066
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM-TCRS), 5.00% due 5/15/2028	2,100,000	2,257,254
	California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group), Series B-1, 2.75% due 11/15/2027	520,000	508,911
	California Municipal Finance Authority (Palomar Health Obligated Group; Insured: AGM) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	566,962
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
	Series A,
[a]	4.375% due 9/1/2053 (put 9/1/2033)	3,000,000	3,164,553
[a]	4.70% due 7/1/2041 (put 4/1/2024)	2,450,000	2,450,000
[a]	Series B, 4.20% due 7/1/2051 (put 1/16/2024)	3,000,000	3,000,321
[a]	California Municipal Finance Authority (Waste Management of California, Inc.; Guaranty: Waste Management Holdings) AMT, 4.50% due 10/1/2045 (put 3/1/2024)	3,000,000	2,998,191
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
[a]	Series A, 4.125% due 10/1/2041 (put 10/1/2025)	750,000	750,861
[a]	Series B, 4.80% due 11/1/2041 (put 6/2/2025)	1,000,000	1,008,834
	California Pollution Control Financing Authority (Guaranty: Waste Management, Inc.) AMT, Series A1, 3.375% due 7/1/2025	2,000,000	1,998,564
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 4.25% due 7/1/2043 (put 2/15/2024)	2,750,000	2,742,044
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 2.50% due 7/1/2031 (put 5/1/2024)	1,125,000	1,117,862
	California State Public Works Board, Series C, 5.00% due 9/1/2033	1,500,000	1,861,026
	California State Public Works Board (Correctional & Rehabilitation Facilities), Series A, 5.00% due 9/1/2024	3,580,000	3,635,465
[a]	California State University, Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	4,200,000	4,236,645
	California Statewide Communities Development Authority (CHF-Irvine LLC),
	5.00% due 5/15/2024 - 5/15/2027	1,500,000	1,521,862
	Series A, 5.00% due 5/15/2027	500,000	525,067
	California Statewide Communities Development Authority (CHF-Irvine LLC; Insured: BAM), 5.00% due 5/15/2032	2,420,000	2,785,439
	California Statewide Communities Development Authority (Cottage Health System) ETM, 5.00% due 11/1/2024	200,000	203,550
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-M-R, 5.00% due 4/1/2038 (put 11/1/2029)	2,800,000	3,152,957
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2024 - 1/1/2031	660,000	671,105
	California Statewide Communities Development Authority (Odd Fellows Home of California; Insured: California Mtg Insurance), Series A, 5.00% due 4/1/2026 - 4/1/2033	2,345,000	2,630,675

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	$2,500,000	$ 2,207,900
	Series D, 4.50% due 11/1/2033	3,500,000	3,810,726
	Calipatria (Educational Facilities; Insured: BAM) USD GO, Series B, Zero Coupon due 8/1/2025	1,380,000	1,286,200
	Chino Basin Regional Financing Authority, Series B, 4.00% due 11/1/2025	650,000	664,438
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,729,245
	City of Chula Vista Redevelopment Successor Agency (Insured: AGM), 5.00% due 10/1/2032	1,070,000	1,138,881
	City of Colton Redevelopment Successor Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2025	950,000	980,637
	City of Fresno (Fresno Airport Revenue; Insured: BAM) AMT, Series A, 5.00% due 7/1/2030 - 7/1/2033	3,255,000	3,693,560
	City of Los Angeles, 5.00% due 6/27/2024	4,700,000	4,748,025
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,969,946
	Series C, 5.00% due 5/15/2031	400,000	429,428
	Series D, 5.00% due 5/15/2033	5,435,000	6,131,772
	City of Menlo Park Community Development Successor Agency (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2025	600,000	621,479
	City of Rialto Redevelopment Agency (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2024	500,000	507,059
[a]	City of San Jose (Allied 1510 Parkmoor LP), Series F-2, 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,061,634
	City of San Mateo (San Mateo Community Facilities District No. 2008-1; Insured: BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,406,189
	City of Stockton Redevelopment Successor Agency (Redevelopment of Midtown, North & South Stockton & Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2027	1,000,000	1,057,634
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,243,483
	Commerce CDC Successor Agency (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027	1,760,000	1,863,863
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	2,047,673
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2027	320,000	352,203
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 & East Franklin CFD No. 2002-1), 5.00% due 9/1/2025	750,000	777,663
	Fremont Union High School District GO, 5.00% due 8/1/2025	500,000	520,853
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,300,965
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2025 - 7/1/2027	1,735,000	1,787,208
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, Series C, 5.00% due 6/1/2025	1,300,000	1,340,602
	Indian Wells Redevelopment Successor Agency (Insured: Natl-Re), Series A, 5.00% due 9/1/2029	500,000	531,003
	Indio Finance Authority (Insured: BAM), Series A, 5.00% due 11/1/2028 - 11/1/2032	1,815,000	2,108,476
	Jurupa Public Financing Authority (Insured: AGM), 5.00% due 9/1/2030 - 9/1/2033	1,525,000	1,804,376
	Lammersville Joint (Insured: BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,703,252
	Lodi Public Financing Authority (Lodi Electric System Revenue; Insured: AGM), 5.00% due 9/1/2031	1,405,000	1,549,604
	Long Beach Bond Finance Authority (Guaranty: Merrill Lynch & Co.), Series A, 5.00% due 11/15/2024	3,000,000	3,033,411
	Los Angeles (Educational Facilities & Information Technology Infrastructure) USD GO, Series D, 5.00% due 7/1/2024	3,000,000	3,035,151
[a]	Los Angeles County Development Authority (2111 Firestone LP), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,605,000	2,684,098
[a]	Los Angeles County Development Authority (Century Wlava 2 LP), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,500,000	2,503,592
[a]	Los Angeles County Development Authority (VA Building 402 LP), Series F, 3.375% due 1/1/2046 (put 7/1/2026)	3,855,000	3,824,611
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, 4.00% due 7/1/2033	1,200,000	1,206,192
	Los Angeles Department of Water & Power,
	Series A 5.00% due 7/1/2034	1,500,000	1,536,580
	Series A, 5.00% due 7/1/2033	1,000,000	1,024,809
	Los Angeles USD COP, Series A, 5.00% due 10/1/2033	3,000,000	3,705,774
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	4,600,000	4,652,537
	Milpitas Redevelopment Successor Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,385,643
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,482,852
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2025	1,575,000	1,605,270
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,002,468
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2025	1,300,000	1,347,068
	Peralta Community College District GO,
	5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,512,600
	Series A, 5.00% due 8/1/2025	585,000	607,834
	Pittsburg Redevelopment Successor Agency (Insured: AGM), Series A, 5.00% due 9/1/2024 - 9/1/2029	3,735,000	3,849,104
	Poway Redevelopment Successor Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	4,814,425
	Rancho Cucamonga Redevelopment Project Successor Agency (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2024	2,000,000	2,028,234
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	1,809,363
	Richmond County Redevelopment Successor Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2024	450,000	455,804
	Riverside County Public Financing Authority (Capital Facilities Project) ETM, 5.00% due 11/1/2025	1,000,000	1,037,896
	Riverside County Redevelopment Successor Agency (Insured: AGM), Series B, 5.00% due 10/1/2030	500,000	518,818
	Riverside County Redevelopment Successor Agency (Insured: BAM), Series B, 5.00% due 10/1/2030	750,000	778,120
	Rosemead CDC Successor Agency (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2024 - 10/1/2026	1,770,000	1,839,863
	Sacramento (Insured: AGM) USD GO, Series C-1, 5.00% due 8/1/2027	500,000	518,011

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2023 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2024 - 3/1/2025	$2,940,000	$ 2,948,098
	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District), 5.00% due 12/1/2031 - 12/1/2032	1,825,000	2,227,505
[a]	Sacramento Municipal Utility District, Series B, 5.00% due 8/15/2049 (put 10/15/2025)	1,145,000	1,173,699
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2024	3,000,000	3,003,918
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	570,136
	San Diego County Regional Airport Authority AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2033	5,380,000	6,111,177
	Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,867,163
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series A, 5.00% due 5/1/2032	3,000,000	3,347,232
	San Marcos Redevelopment Successor Agency, Series A, 5.00% due 10/1/2033	1,000,000	1,041,788
	San Mateo County Transit District Sales Tax Revenue, Series A, 5.00% due 6/1/2029	1,000,000	1,037,683
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	6,972,592
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2027	350,000	376,717
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2025	1,110,000	1,158,484
	State of California GO, 5.00% due 8/1/2027 - 8/1/2033	2,640,000	2,876,394
	Stockton Public Financing Authority (Stockton Water Revenue; Insured: BAM) (Green Bond), Series A, 5.00% due 10/1/2024 - 10/1/2027	2,130,000	2,258,235
	Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2025	300,000	307,103
	Temecula Valley Financing Authority (Insured: BAM) USD, 5.00% due 9/1/2027	2,220,000	2,273,171
	Torrance USD GO, 4.25% due 8/1/2033	1,320,000	1,389,894
	Tulare Public Financing Authority (Insured: BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,111,518
	Tustin (Community Facilities District No. 97-1) USD, Series A, 5.00% due 9/1/2031	450,000	463,764
	Tustin (Community Facilities; Insured: BAM) USD, Series A, 5.00% due 9/1/2033	1,500,000	1,545,786
	Vallejo City (Insured: BAM) USD GO, 5.00% due 8/1/2032	460,000	545,363
	Ventura County Public Financing Authority (Office Building Purchase & Improvements), Series B, 5.00% due 11/1/2024	1,060,000	1,061,273
	TOTAL LONG-TERM MUNICIPAL BONDS — 96.8% (Cost $266,208,653)		$271,890,094
	SHORT-TERM MUNICIPAL BONDS — 0.8%
[a]	California Public Finance Authority (Sharp Healthcare Obligated Group; LOC Barclays Bank plc), Series B, 4.00% due 8/1/2052 (put 1/2/2024)	1,450,000	1,450,000
[a]	Regents of the University of California Medical Center Pooled Revenue, Series B-1 3.95% due 5/15/2032 (put 1/2/2024)	900,000	900,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 0.8% (Cost $2,350,000)		$2,350,000
	Total Investments — 97.6% (Cost $268,558,653)		$274,240,094
	Other Assets Less Liabilities — 2.4%		6,656,644
	Net Assets — 100.0%		$280,896,738

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $3,601,101, representing 1.28% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
TCRS	Transferable Custodial Receipts
USD	Unified School District
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.